FINANCIAL COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
FINANCIAL COMMITMENTS AND CONTINGENCIES	FINANCIAL COMMITMENTS AND CONTINGENCIES
Commitments
As of December 31, 2023, subsidiaries of the Company had outstanding commitments to purchase, expand or improve real estate and to fund mortgage loans, private loans and investment funds of $5.4 billion (2022 – $2.8 billion).
In addition, the subsidiaries of the Company had outstanding letters of credit in the amount of $941 million as of December 31, 2023 (2022 – $54 million).
Certain of our subsidiaries lease insurance sales office space, technological equipment and automobiles. The remaining long-term lease commitments as of December 31, 2023 were approximately $14 million (2022 – $10 million) and are included in the Company’s statements of financial position within “Other Liabilities”.
Federal Home Loan Bank (“FHLB”) Agreements
Certain of the Company’s subsidiaries have access to the FHLB’s financial services including advances that provide an attractive funding source for short-term borrowing and for access to other funding agreements. As of December 31, 2023, certain municipal bonds and collateralized mortgage obligations with a fair value of approximately $8 million (2022 – $14 million) and commercial mortgage loans of approximately $977 million (2022 – $1.3 billion) were on deposit with the FHLB as collateral for borrowing. As of December 31, 2023, the collateral provided borrowing capacity of approximately $646 million (2022 – $776 million). The deposited securities and commercial mortgage loans are included in the statements of financial position within “Available-for-sale fixed maturity securities” and “Mortgage loans on real estate”, respectively.
Guarantees
Certain of the Company’s subsidiaries guarantee bank loans for customers of a third-party marketing operation. The bank loans are used to fund premium payments on life insurance policies issued. The loans are secured by the cash values of the life insurance policies. If the customer were to default on a bank loan, the Company would be obligated to pay off the loan. As the cash values of the life insurance policies always equal or exceed the balance of the loans, management does not foresee any loss on these guarantees. No amounts are outstanding as of December 31, 2023 as the cash values on the policies were withdrawn to pay off all the remaining premiums loans during the year. The total amount of the guarantees outstanding as of December 31, 2022 was approximately $121 million, while the total cash value of the related life insurance policies was approximately $143 million.
Litigation
Certain of the Company’s subsidiaries are defendants in various lawsuits concerning alleged breaches of contracts, various employment matters, allegedly deceptive insurance sales and marketing practices, and miscellaneous other causes of action arising in the ordinary course of operations. Certain lawsuits include claims for compensatory and punitive damages. We provide accruals for these items to the extent we deem the losses probable and reasonably estimable. After reviewing these matters with legal counsel, based upon information presently available, management is of the opinion that the ultimate resultant liability, if any, would not have a material adverse effect on the statements of financial position, liquidity or results of operations; however, assessing the eventual outcome of litigation necessarily involves forward-looking speculation as to judgments to be made by judges, juries and appellate courts in the future.
Such speculation warrants caution, as the frequency of large damage awards, which bear little or no relation to the economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given lawsuit. These lawsuits are in various stages of development, and future facts and circumstances could result in management changing its conclusions. It is possible that, if the defenses in these lawsuits are not successful, and the judgments are greater than management can anticipate, the resulting liability could have a material impact on the Company’s financial position, liquidity, or results of operations. With respect to the existing litigation, management currently believes that the possibility of a material judgment adverse to the Company is remote. Accruals for losses are established whenever they are probable and reasonably estimable. If no one estimate within the range of possible losses is more probable than any other, an accrual is recorded based on the lowest amount of the range.